Business Segments (Details3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Asset Reconciling Item [Line Items]
Identifiable Assets	$ 5,634.6	$ 5,501.8	$ 5,185.4
Deferred taxes	537.9	478.8
High Performance Materials & Components
Segment Reporting Asset Reconciling Item [Line Items]
Identifiable Assets	2,324.6	2,400.7	2,329.9
Advanced Alloys & Solutions
Segment Reporting Asset Reconciling Item [Line Items]
Identifiable Assets	2,621.1	2,590.4	2,550.8
Discontinued Operations [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Identifiable Assets	0.0	0.0	0.2
Corporate, Non-Segment [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Deferred taxes	64.5	8.7	7.6
Corporate: Cash and cash equivalents and other [Member]
Segment Reporting Asset Reconciling Item [Line Items]
Identifiable Assets	$ 624.4	$ 502.0	$ 296.9